Event Subsequent to the Date of the Independent Auditor’s Report (Details Narrative)	Dec. 15, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-20 Reverse Stock Split